Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

December 27, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Target 2010 Fund	Schwab Target 2040 Fund
	Schwab Target 2015 Fund	Schwab Target 2045 Fund
	Schwab Target 2020 Fund	Schwab Target 2050 Fund
	Schwab Target 2025 Fund	Schwab Target 2055 Fund
	Schwab Target 2030 Fund	Schwab Target 2060 Fund
Schwab Target 2035 Fund

(the Funds) each a series of Schwab Capital Trust (the Registrant)
(File Nos. 033-62470 and 811-07704)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated December 13, 2018 to the Funds’ prospectus, dated February 28, 2018, as supplemented July 27, 2018, August 24, 2018, December 13, 2018 and December 14, 2018. The purpose of this filing is to submit, in XBRL, the 497 dated December 13, 2018.

Any questions or comments on this filing should be directed to the undersigned at (720) 418-2764.

Respectfully,
/s/ Michael Cirelli
Michael Cirelli
Corporate Counsel